Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northquest Capital Fund Inc
Entity Central Index Key	0001142728
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
NORTHQUEST CAPITAL FUND INC
Shareholder Report [Line Items]
Fund Name	NorthQuest Capital Fund, Inc.
Class Name	NorthQuest Capital Fund, Inc
Trading Symbol	NQCFX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the NorthQuest Capital Fund, Inc. - NQCFX for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.NorthQuestFund.com. You can also request this information by contacting us at 1-800-239-9136.

Material Fund Change Notice [Text Block]	The Fund has not had any material changes during the six months ended June 30, 2024.
Additional Information Phone Number	1-800-239-9136
Additional Information Website	www.NorthQuestFund.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

NorthQuest Capital Fund, Inc.	$71.58	1.44%

Expenses Paid, Amount	$ 71.58
Expense Ratio, Percent	1.44%
Net Assets	$ 8,200,000
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 40,221
Investment Company, Portfolio Turnover	6.51%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $8.2 MILLION	PORTFOLIO HOLDINGS: 23	PORTFOLIO TURNOVER: 6.51%	ADVISORY FEES PAID BY FUND: $40,221

Holdings [Text Block]

top ten holdings

1.	Monolithic Power Systems, Inc.	7.04%
2.	Apple, Inc.	6.19%
3.	Arthur J. Gallagher & Co.	6.03%
4.	Microsoft Corp.	5.47%
5.	Lam Research Corp.	5.21%
6.	Mastercard, Inc.	4.86%
7.	Intuit, Inc.	4.83%
8.	Arista Networks, Inc.	4.72%
9.	The Sherwin-Williams Co.	4.38%
10.	S&P Global, Inc.	4.37%
	Total % of Net Assets	53.10%

Updated Prospectus Phone Number	1-800-239-9136
Updated Prospectus Web Address	www.NorthQuestFund.com